Supplemental Cash Flow Information (Cash Paid For Interest And Income Taxes) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Income taxes, net of refunds	$ 45,743	$ 50,437	$ 48,379
Interest, net of amounts capitalized	$ 28,989	$ 26,190	$ 25,476